Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	INTANGIBLE ASSETS

Software
US$’000
December 31, 2022
At January 1, 2022
Cost	6,402
Accumulated amortization	(1,718)
Net carrying amount	4,684
At January 1, 2022, net of accumulated amortization	4,684
Additions	1,264
Disposals	(6)
Amortization provided during the year	(2,476)
Exchange realignment	(57)
At December 31, 2022, net of accumulated amortization	3,409
At December 31, 2022
Cost	7,505
Accumulated amortization	(4,096)
Net carrying amount	3,409
December 31, 2021
At January 1, 2021
Cost	3,186
Accumulated amortization	(334)
Net carrying amount	2,852
At January 1, 2021, net of accumulated amortization	2,852
Additions	3,207
Amortization provided during the year	(1,379)
Exchange realignment	4
At December 31, 2021, net of accumulated amortization	4,684
At December 31, 2021
Cost	6,402
Accumulated amortization	(1,718)
Net carrying amount	4,684